Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other Payables and Accrued Liabilities [Abstract]
Schedule of other payables and accrued liabilities
	December 31, 2021	June 30, 2022	June 30,, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Salary payables	2,011,702	1,753,536	261,276
Other payables and accrued expenses	3,446,740	3,929,171	585,447
Accrued interest payable	8,197,112	9,841,587	1,446,399
Total other payables and accrued liabilities	13,655,554	15,524,294	2,313,122